Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023
Revenue:
Total revenue	$ 350,632	$ 313,404	$ 312,062
Cost of revenue:
Amortization of acquired technology	0	0	619
Total cost of revenue	103,710	98,000	119,935
Gross profit	246,922	215,404	192,127
Operating expenses:
Research and development, net	108,274	107,283	140,324
Selling, general and administrative	143,516	125,784	154,347
Amortization of other acquired intangible assets	258	391	779
Total operating expenses	252,048	233,458	295,450
Operating loss	(5,126)	(18,054)	(103,323)
Other income, net:
Interest income	2,470	1,896	774
Interest expense	(100)	(16)	(1,597)
Other (expenses) income, net	(1,614)	2,915	7,151
Total other income, net	756	4,795	6,328
Loss before provision for income taxes	(4,370)	(13,259)	(96,995)
Provision (benefit) for income taxes	2,864	(1,614)	12,956
Net loss	(7,234)	(11,645)	(109,951)
Net income attributable to noncontrolling interest	4,817	3,925	4,181
Net loss attributable to Cognyte Software Ltd.	$ (12,051)	$ (15,570)	$ (114,132)
Net loss per share attributable to Cognyte Software Ltd.:
Basic (in dollars per share)	$ (0.17)	$ (0.22)	$ (1.68)
Diluted (in dollars per share)	$ (0.17)	$ (0.22)	$ (1.68)
Weighted-average shares outstanding:
Basic (in shares)	71,797	70,081	67,924
Diluted (in shares)	71,797	70,081	67,924
Software
Revenue:
Total revenue	$ 125,815	$ 113,541	$ 98,288
Cost of revenue:
Cost of revenue	19,988	18,919	19,975
Software service
Revenue:
Total revenue	180,872	165,027	175,690
Cost of revenue:
Cost of revenue	45,184	43,305	48,400
Professional service and other
Revenue:
Total revenue	43,945	34,836	38,084
Cost of revenue:
Cost of revenue	$ 38,538	$ 35,776	$ 50,941